Fees Summary	Feb. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,652,000
Previously Paid Amount	0.00
Total Fee Amount	918.64
Total Offset Amount	0.00
Net Fee	918.64
Narrative - Max Aggregate Offering Price	$ 6,652,000
Final Prospectus	true